Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000001420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000001420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000001420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000001421 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001421 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000001421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000001421 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193208 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000193208 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193208 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193208 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193208 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000193208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193208 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000118268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000118268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000118268 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000118268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000118268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000118268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000118268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000118268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000118268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000118268 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000118268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%